SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - RSU's [Member] - $ / shares		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Number of RSU's
Outstanding as of beginning of year		1,712,996	[1]	2,211,100	[1]	2,223,043
Granted		797,241		612,881		1,002,275
Converted		(870,720)		(1,068,219)		(929,466)
Forfeited		(53,957)		(42,766)		(84,752)
Outstanding as of end of year	[1]	1,585,560		1,712,996		2,211,100
Weighted Average Fair Value
Outstanding as of beginning of year		$ 32.9	[1]	$ 24.11	[1]	$ 19.45
Granted		37.64		44.99		29.91
Converted		27.8		21.99		19.56
Forfeited		32.49		24.24		20.28
Outstanding as of end of year	[1]	$ 38.1		$ 32.9		$ 24.11

[1]	Include 559,184, 595,757 and 776,313 PSUs as of December 31, 2023, 2022 and 2021, respectively. The performance goals of 557,416 PSUs outstanding as of December 31, 2023 were achieved or estimated to be achieved.